Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

May 3, 2019

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Variable Trust (the “Trust”)
Post-Effective Amendment No. 48 to Registration Statement
No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 48 to Registration Statement No. 333-74283/811-09255) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on April 25, 2019.

If you have any questions or would like further information, please call Maureen Towle at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Wells Fargo Variable Trust

Wells Fargo VT Discovery Fund
Wells Fargo VT Index Asset Allocation Fund
Wells Fargo VT International Equity Fund
Wells Fargo VT Omega Growth Fund
Wells Fargo VT Opportunity Fund
Wells Fargo VT Small Cap Growth Fund